Financial Risk management - Exposure to foreign exchange risk (Details) € in Millions, $ in Millions			1 Months Ended			2 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) contract	Jul. 15, 2020 USD ($)	Sep. 30, 2020 item	Jul. 31, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Oct. 31, 2019 EUR (€)	May 31, 2021 USD ($) contract	Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross proceeds from initial public offering		$ 107.7		$ 107.7	€ 14.7	€ 8.9
Notional amount	$ 60.0
Foreign currency forwards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number Of Derivative Contracts Completed	2		2				3
Notional amount	$ 60.0						$ 60.0
ATM
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross proceeds from initial public offering								$ 31.9